Other financial assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Other Financial Assets

All figures in £ millions	2021	2020
At beginning of year	138	122
Exchange differences	1	(4)
Acquisition of investments	4	6
Disposal of investments	(54)	—
Fair value movements	24	14

At end of year	113	138